N-2	Jul. 21, 2026 USD ($)
Cover [Abstract]
Entity Central Index Key	0001280784
Amendment Flag	false
Securities Act File Number	814-00702
Document Type	8-K
Entity Registrant Name	Hercules Capital, Inc.
Entity Address, Address Line One	1 North B Street
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94401
City Area Code	650
Local Phone Number	289-3060
Entity Emerging Growth Company	false
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Long Term Debt, Principal	$ 325,000,000
Long Term Debt, Structuring [Text Block]
The Notes will mature on July 24, 2031, unless previously redeemed or repurchased in accordance with their terms. The interest rate of the Notes is 6.300% per year and will be paid semiannually in arrears on January 24 and July 24 of each year, commencing January 24, 2027. The Notes are the Company’s unsecured obligations that rank senior in right of payment to all of the Company’s existing and future indebtedness that is expressly subordinated, or junior, in right of payment to the Notes. The Notes will not be guaranteed by any of the Company’s current or future subsidiaries. The Notes will rank pari passu, or equally, in right of payment with all of the Company’s existing and future liabilities that are not so subordinated, or junior. The Notes will effectively rank subordinated, or junior, to any of the Company’s secured indebtedness (including unsecured indebtedness that the Company later secures) to the extent of the value of the assets securing such indebtedness. The Notes will rank structurally subordinated, or junior, to all existing and future indebtedness (including trade payables) incurred by the Company’s subsidiaries, financing vehicles or similar facilities.